Annual Total Returns - Fidelity Series Government Bond Index Fund [BarChart] - 08.31 Fidelity Series Government Bond Index Fund PRO-04 - Fidelity Series Government Bond Index Fund	Oct. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 17, 2018
Fidelity Series Government Bond Index Fund
Bar Chart Table:
Annual Return 2019	6.63%
Annual Return 2020	7.98%